Document and Entity Information	May 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001710366
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	CONSOL Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address, Address Line One	1000 CONSOL Energy Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	416-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CEIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false